U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 5, 2025

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: LKCM Funds (the “Trust”)
File Nos. 811-08352 and 033-75116

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, LKCM Aquinas Catholic Equity Fund, and LKCM International Equity Fund (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) on behalf of the Funds would not have differed from the forms of Prospectuses and Statements of Additional Information contained in the most recent amendment to the Trust's Registration Statement dated May 1, 2025, and filed electronically as Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A on April 29, 2025.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 516-1692.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
Senior Vice President
For U.S. Bank Global Fund Services

cc: Jacob Smith, Luther King Capital Management Corporation
Kathy Kresch Ingber, K&L Gates LLP